United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: March 31, 2010

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		David J.Sculati
Title:		Vice President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
David J. Sculati		Livonia, Michigan	April 21, 2010

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		52

Form 13F Information Table Value Total:		$105,095,505.46



                                     	Class	        		 Current         SH/	PUT/	INVSTMT	OTHER	  VOTING AUTHORITY
Description                          	Title	Symbol  		 X 1000	Shares	PRN	CALL	DSCRETN	MANAGERS SOLE	SHARED	NONE

Berkshire Hathaway Cl B              	COM	BRKB               	18271	224820	0	0	SOLE	0	224820	0	0
Ford Motor Company                   	COM	F                  	7635	607374	0	0	SOLE	0	607374	0	0
Gannett Co.                          	COM	GCI                	4592	277960	0	0	SOLE	0	277960	0	0
Marathon Oil Corporation             	COM	MRO                	4545	143649	0	0	SOLE	0	143649	0	0
Partnerre Ltd                        	COM	PRE                	4300	53942	0	0	SOLE	0	53942	0	0
Intl Business Machines Corp.         	COM	IBM                	3690	28775	0	0	SOLE	0	28775	0	0
Verizon Communications               	COM	VZ                 	3683	118736	0	0	SOLE	0	118736	0	0
Pfizer Incorporated                  	COM	PFE                	3539	206368	0	0	SOLE	0	206368	0	0
Southwest Airlines Co                	COM	LUV                	3399	257133	0	0	SOLE	0	257133	0	0
Home Depot Inc                       	COM	HD                 	3107	96046	0	0	SOLE	0	96046	0	0
Chicos Fas Inc                       	COM	CHS                	3016	209170	0	0	SOLE	0	209170	0	0
Microsoft Corp                       	COM	MSFT               	2854	97464	0	0	SOLE	0	97464	0	0
General Electric Company             	COM	GE                 	2632	144604	0	0	SOLE	0	144604	0	0
Sprint Nextel Corporation            	COM	S                  	2571	676512	0	0	SOLE	0	676512	0	0
Whirlpool Corp                       	COM	WHR                	2528	28975	0	0	SOLE	0	28975	0	0
Bp P.L.C.                            	COM	BP                 	2444	42828	0	0	SOLE	0	42828	0	0
Unumprovident Corp                   	COM	UNM                	2258	91165	0	0	SOLE	0	91165	0	0
Hewlett-Packard Company              	COM	HPQ                	2212	41626	0	0	SOLE	0	41626	0	0
Auto Data Processing                 	COM	ADP                	2153	48413	0	0	SOLE	0	48413	0	0
J P Morgan Chase & Co.               	COM	JPM                	1961	43822	0	0	SOLE	0	43822	0	0
U S G Corporation New                	COM	USG                	1941	113100	0	0	SOLE	0	113100	0	0
Unisys Corp                          	COM	UIS                	1789	51270	0	0	SOLE	0	51270	0	0
A T & T Inc. New                     	COM	T                  	1727	66828	0	0	SOLE	0	66828	0	0
Liz Claiborne, Inc.                  	COM	LIZ                	1638	220500	0	0	SOLE	0	220500	0	0
Merck & Co Inc New                   	COM	MRK                	1571	42051	0	0	SOLE	0	42051	0	0
Lowes Companies Incorporated         	COM	LOW                	1463	60370	0	0	SOLE	0	60370	0	0
Quantum Cp Dlt & Storag              	COM	QTM                	1414	537534	0	0	SOLE	0	537534	0	0
Intel Corp                           	COM	INTC               	1369	61423	0	0	SOLE	0	61423	0	0
Dell, Inc.                           	COM	DELL               	1128	75100	0	0	SOLE	0	75100	0	0
Proshares Tr Ultra Finl              	COM	UYG                	1058	155775	0	0	SOLE	0	155775	0	0
Morgan Stanley                       	COM	MS                 	1007	34366	0	0	SOLE	0	34366	0	0
Apache Corp                          	COM	APA                	914	9008	0	0	SOLE	0	9008	0	0
Sears Holdings Corp                  	COM	SHLD               	901	8311	0	0	SOLE	0	8311	0	0
Cemex Sa Adr New                     	COM	CX                 	804	78764	0	0	SOLE	0	78764	0	0
Johnson & Johnson                    	COM	JNJ                	780	11963	0	0	SOLE	0	11963	0	0
Johnson Controls Inc                 	COM	JCI                	716	21716	0	0	SOLE	0	21716	0	0
Exxon Mobil Corporation              	COM	XOM                	691	10320	0	0	SOLE	0	10320	0	0
C I T Group Inc Del                  	COM	CIT                	458	11761	0	0	SOLE	0	11761	0	0
Omnicom Group Inc                    	COM	OMC                	397	10218	0	0	SOLE	0	10218	0	0
Philip Morris Intl Inc               	COM	PM                 	288	5516	0	0	SOLE	0	5516	0	0
D T E Energy Company                 	COM	DTE                	277	6207	0	0	SOLE	0	6207	0	0
Apple Computer Inc                   	COM	AAPL               	259	1100	0	0	SOLE	0	1100	0	0
Potash Corp Sask Inc                 	COM	POT                	254	2125	0	0	SOLE	0	2125	0	0
Vanguard Emerging Market             	COM	VWO                	240	5700	0	0	SOLE	0	5700	0	0
Stryker Corp                         	COM	SYK                	230	4015	0	0	SOLE	0	4015	0	0
Transocean, Inc.                     	COM	RIG                	208	2407	0	0	SOLE	0	2407	0	0
ION Geophysical Corp.                	COM	IO                 	74	15000	0	0	SOLE	0	15000	0	0
Citigroup                            	COM	C                  	70	17407	0	0	SOLE	0	17407	0	0
Itv Plc Ord                          	COM	ITVPF              	14	14800	0	0	SOLE	0	14800	0	0
Visteon Corp                         	COM	VSTNQ              	12	10288	0	0	SOLE	0	10288	0	0
Hyperdynamics Corp                   	COM	HDY                	12	10000	0	0	SOLE	0	10000	0	0
Winning Brands Corp                  	COM	WNBD               	0	25000	0	0	SOLE	0	25000	0	0